Government Grants	12 Months Ended
Dec. 31, 2025
Disclosure of Government Grants [Abstract]
Government Grants

17. GOVERNMENT GRANTS

Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2025		December 31, 2024
Grants	Government Entity	Non-current liability	Current liability	Non-current liability	Current liability

Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	394	31	530	43
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	—	48	4
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	239	19	303	25
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	289	23	356	29
Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	34	3	49	4
Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	96	8	101	8
Hermes Estudios	Ministerio de Industria, Comercio y Turismo	242	19	591	48
Hermes Viabilidad	Ministerio de Industria, Comercio y Turismo	696	57	1,232	100
Hermes Formación	Ministerio de Industria, Comercio y Turismo	40	3	142	11
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	21	2	26	2
Torres Quevedo	Agencia Estatal de Investigación	60	5	71	6
ILIOS - PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,599	208	2,900	235
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	296	24	371	30
REDWDS - USA	California Energy Commission	474	38	496	40
Cámara de Comercio	Cámara de Comercio	94	8	—	—
Installer Program	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	15	—	—	—
Reborn	Agencia de Residuos de Cataluña	57	5	—	—
Total		5,646	453	7,216	585

As of December 31, 2025 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)", “Agencia Estatal de Investigación”, “Ministerio de Industria, Comercio y Turismo”, "European Climate, Infrastructure and Environment Executive Agency (CINEA)", "California Energy Comission", "Camara de Comercio" and Agencia de Residuos de Cataluña for an amount of Euros 743 thousand, Euros 431 thousand, Euros 65 thousand, Euros 3,864 thousand, Euros 320 thousand, Euros 512 thousand, Euros 102 thousand and Euros 62 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2024 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)”, "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)", "Instituto para la Diversificación y Ahorro de la Energía (IDAE)", “Agencia Estatal de Investigación” and “Ministerio de Industria, Comercio y Turismo” for an amount of Euros 1,034 thousand, Euros 494 thousand, Euros 0 thousand, Euros 77 thousand and Euros 5,259 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2025 Euros 607 thousand are pending to be received from government entities, as compared to Euros 1,872 thousand as of December 31, 2024 (Note 23).

The impact in the statement of profit or loss (recognized in the “Other income” caption) for 2025 amounts to Euros 1,965 thousand, as a result of the established conditions agreed with the aforementioned entities (Euros 1,198 thousand for 2024).